Significant events and transactions since 30 June 2020	6 Months Ended
Dec. 31, 2020
Significant events and transactions since 30 June 2020
Significant events and transactions since 30 June 2020

Significant events and transactions since 30 June 2020

In accordance with IAS 34 ‘Interim Financial Reporting’, we have included below explanations of events and transactions which are significant to obtain an understanding of the changes in our financial position and performance since 30 June 2020:

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Sasol continued to face significant challenges during the past six months with sustained low crude oil prices, softer chemical prices, prolonged plant downtime in the Gulf Coast due to hurricanes and the continued effects of the COVID-19 pandemic on product demand.

•	Significant disposals were concluded during the period:

•

On 1 December 2020 the sale of 50% of our interest in the US LCCP Base Chemicals business was successfully concluded through the creation of the 50/50 owned Louisiana Integrated Polyethylene JV LLC (LIP). Sasol’s 50% interest in LIP is accounted for as a joint operation and Sasol’s share of assets and liabilities held jointly, revenue from the sale of its share of output and expenses were reflected within the Sasol results from 1 December 2020 in terms of IFRS 11 ‘Joint Arrangements’; and

•	The divestment of our 50% equity interest in the Gemini HDPE LLC successfully closed on 31 December 2020.

•	Significant assets and liabilities in disposal groups held for sale at 31 December 2020:

•	Our 16 air separation units, including the cooling tower linked to train 16, located in Secunda;

•	Our 50% shareholding in Republic of Mozambique Pipeline Investment Company;

•	Our full shareholding in Central Termica De Ressane Garcia S.A. (CTRG), the gas-to-power plant located in Ressano Garcia, Mozambique; and

•

Our 27,8% working interest in the Etame Marin block offshore Gabon (producing asset with proven reserves), as well as our 40% non-operated participating interest in Block DE-8 offshore Gabon (exploration permit.